Condensed Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) - USD ($)		Total	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Class A Common Stock Common Stock	Class B Common Stock Common Stock
Balance at Dec. 29, 2020		$ 0	$ 0	$ 0		$ 0
Balance (in Shares) at Dec. 29, 2020	[1]					0
Class B common stock issued to Sponsor (Shares)	[1]					8,625,000
Class B common stock issued to Sponsor		25,000	24,137	0		$ 863
Net income (loss)		(1,940)	0	(1,940)		0
Balance at Dec. 31, 2020		23,060	24,137	(1,940)	$ 0	$ 863
Balance (in Shares) at Dec. 31, 2020					0	8,625,000	[1]
Sale of Units in Initial Public Offering, net of underwriting discount and initial fair value of public warrants		311,415,304	311,411,854		$ 3,450
Sale of Units in Initial Public Offering, net of underwriting discount and initial fair value of public warrants (in Shares)					34,500,000
Class A common stock subject to possible redemption		(345,003,738)	(311,435,991)	(33,564,297)	$ (3,450)
Class A common stock subject to possible redemption (in Shares)					(34,500,000)
Net income (loss)		(1,098,848)		(1,098,848)
Balance at Mar. 31, 2021		(34,664,222)	0	(34,665,085)	$ 0	$ 863
Balance (in Shares) at Mar. 31, 2021					0	8,625,000
Net income (loss)		6,423,127		6,423,127
Accretion for Class A shares subject to redemption		(26,166)		(26,166)
Balance at Jun. 30, 2021		(28,267,261)	0	(28,268,124)	$ 0	$ 863
Balance (in Shares) at Jun. 30, 2021					0	8,625,000
Net income (loss)		1,411,521		1,411,521
Accretion for Class A shares subject to redemption		(25,784)		(25,784)
Balance at Sep. 30, 2021		$ (26,881,524)	$ 0	$ (26,882,387)	$ 0	$ 863
Balance (in Shares) at Sep. 30, 2021					0	8,625,000

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7).